FINANCIAL INSTRUMENTS - Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	£ 702	£ 818
Other financial liabilities at fair value through profit or loss	1,055	899
Deposits by customers	180,967	190,850
Deposits by banks	13,993	20,332
Repurchase agreements - non trading	8,617	8,411
Debt securities in issue	35,673	33,910
Subordinated liabilities	2,385	2,386
Lease liabilities	88	111
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	791	906
Other financial liabilities at fair value through profit or loss	1,228	1,073
Deposits by customers	181,582	191,374
Deposits by banks	14,990	21,860
Repurchase agreements - non trading	8,656	8,426
Debt securities in issue	41,959	40,533
Subordinated liabilities	2,882	3,456
Lease liabilities	103	122
Total financial liabilities	252,191	267,750
Off-balance sheet commitments given	35,649	31,428
Undiscounted Cash Flow | On demand
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	0	1
Other financial liabilities at fair value through profit or loss	10	0
Deposits by customers	169,285	179,732
Deposits by banks	1,352	1,454
Repurchase agreements - non trading	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Total financial liabilities	170,647	181,187
Off-balance sheet commitments given	4,007	3,795
Undiscounted Cash Flow | Not later than 3 months
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	165	192
Other financial liabilities at fair value through profit or loss	3	8
Deposits by customers	3,487	3,217
Deposits by banks	1,561	1,749
Repurchase agreements - non trading	7,894	8,418
Debt securities in issue	5,907	6,380
Subordinated liabilities	27	27
Lease liabilities	0	0
Total financial liabilities	19,044	19,991
Off-balance sheet commitments given	19,088	15,205
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	136	52
Other financial liabilities at fair value through profit or loss	135	7
Deposits by customers	4,004	3,447
Deposits by banks	7,618	573
Repurchase agreements - non trading	762	8
Debt securities in issue	1,959	4,908
Subordinated liabilities	628	83
Lease liabilities	28	29
Total financial liabilities	15,270	9,107
Off-balance sheet commitments given	916	1,408
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	317	478
Other financial liabilities at fair value through profit or loss	556	538
Deposits by customers	4,451	4,690
Deposits by banks	4,459	18,084
Repurchase agreements - non trading	0	0
Debt securities in issue	26,332	17,029
Subordinated liabilities	332	876
Lease liabilities	58	70
Total financial liabilities	36,505	41,765
Off-balance sheet commitments given	8,391	7,399
Undiscounted Cash Flow | Later than five years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	173	183
Other financial liabilities at fair value through profit or loss	524	520
Deposits by customers	355	288
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Debt securities in issue	7,761	12,216
Subordinated liabilities	1,895	2,470
Lease liabilities	17	23
Total financial liabilities	10,725	15,700
Off-balance sheet commitments given	£ 3,247	£ 3,621